MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 80.3%
Aerospace/Defense: 0.4%
	AVIC International Finance & Investment Ltd
2,000,000	4.375%, 5/23/21	$2,044,490

Airlines: 0.4%
	Air France-KLM
EUR 500,000	1.875%, 1/16/25	448,130
	Societa Esercizi Aereoportuali SpA Sea
EUR 1,600,000	3.125%, 4/17/21	1,802,052
		2,250,182
Automotive & Auto Parts: 6.2%
	Ford Motor Credit Co LLC
4,211,000	2.843% (3 Month LIBOR USD + 1.080%), 8/3/22 [1]	3,453,020
4,000,000	2.927% (3 Month LIBOR USD + 1.235%), 2/15/23 [1]	2,999,681
EUR 555,000	3.021%, 3/6/24	501,431
	Harley-Davidson Financial Services Inc
EUR 2,600,000	0.900%, 11/19/24	2,672,269
	IHO Verwaltungs GmbH
EUR 900,000	3.625% Cash or 4.000% PIK, 5/15/25	795,242
EUR 2,000,000	3.750% Cash or 5.000% PIK, 9/15/26	1,722,003
	Jaguar Land Rover Automotive PLC
GBP 1,000,000	2.750%, 1/24/21	1,170,676
	Nemak SAB de CV
EUR 1,550,000	3.250%, 3/15/24	1,364,398
	Pirelli & C SpA
EUR 5,200,000	1.375%, 1/25/23	5,511,008
	RCI Banque SA
EUR 1,600,000	0.750%, 4/10/23	1,650,591
	RCI Banque SA
EUR 350,000	0.500%, 9/15/23	353,034
EUR 2,700,000	0.098% (3 Month EURIBOR + 0.580%), 3/12/25 [1]	2,591,306
	Volkswagen Financial Services NV
GBP 600,000	1.500%, 4/12/21	736,750
GBP 600,000	1.875%, 9/7/21	735,022
	Volkswagen Leasing GmbH
EUR 3,000,000	2.625%, 1/15/24	3,344,032
	ZF North America Capital Inc
EUR 1,900,000	2.750%, 4/27/23	1,917,865
		31,518,328
Banking: 19.3%
	Abanca Corp Bancaria SA
EUR 500,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,5]	475,626
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,5]	448,053
	ABN AMRO Bank NV
6,000,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,5]	5,855,184

	AIB Group PLC
EUR 1,400,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1,5]	1,394,367
	Allied Irish Banks PLC
EUR 3,000,000	4.125% (5 Year Swap Rate EUR + 3.950%), 11/26/25 [1,5]	3,269,653
	Argenta Spaarbank NV
EUR 700,000	3.875% (5 Year Swap Rate EUR + 3.950%), 5/24/26 [1,5]	775,944
	Banco Comercial Portugues SA
EUR 1,400,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,5]	1,144,545
	Banco de Sabadell SA
EUR 1,500,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,5]	1,487,073
	Bank of Ireland Group PLC
GBP 800,000	3.125% (5 Year UK GILT + 2.700%), 9/19/27 [1,5]	967,730
1,540,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,5]	1,453,975
EUR 700,000	2.375% (5 Year Swap Rate EUR + 3.183%), 10/14/29 [1,5]	715,802
	Bankia SA
EUR 3,000,000	3.375% (5 Year Swap Rate EUR + 3.350%), 3/15/27 [1,5]	3,209,391
	Barclays PLC
EUR 750,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,5]	758,819
	CaixaBank SA
EUR 1,800,000	3.500% (5 Year Swap Rate EUR + 3.350%), 2/15/27 [1,5]	1,937,130
EUR 5,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,5]	5,183,056
	Commerzbank AG
500,000	8.125%, 9/19/23 [2]	523,579
	Credit Suisse AG
2,500,000	6.500%, 8/8/23	2,555,765
EUR 3,300,000	5.750% (5 Year Swap Rate EUR + 4.000%), 9/18/25 [1,5]	3,596,501
	Credit Suisse Group AG
1,000,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,3,5]	968,820
	Danske Bank A/S
2,260,000	5.000%, 1/12/22 [2]	2,322,424
1,000,000	3.244% (3 Month LIBOR USD + 1.591%), 12/20/25 [1,2,5]	931,195
EUR 2,000,000	2.750% (5 Year Swap Rate EUR + 1.520%), 5/19/26 [1,5]	2,195,509
	de Volksbank NV
EUR 3,300,000	3.750% (5 Year Swap Rate EUR + 3.650%), 11/5/25 [1,5]	3,645,687
	Deutsche Bank AG
EUR 1,300,000	1.500%, 1/20/22	1,372,514
1,532,000	2.868% (3 Month LIBOR USD + 1.230%), 2/27/23 [1]	1,255,825
4,000,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,5]	3,368,986
	ING Groep NV
1,500,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,5]	1,484,940
	Intesa Sanpaolo SpA
700,000	3.125%, 7/14/22 [2]	668,735
800,000	5.017%, 6/26/24 [2]	785,073
EUR 4,900,000	1.520% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	5,198,853
	Liberbank SA
EUR 100,000	1.865%, 6/13/22	99,856
EUR 4,000,000	6.875% (5 Year Swap Rate EUR + 6.701%), 3/14/27 [1,5]	4,275,028
	Raiffeisen Bank International AG
EUR 600,000	6.000%, 10/16/23	709,268
	Standard Chartered PLC
EUR 652,000	4.000% (5 Year Swap Rate EUR + 2.300%), 10/21/25 [1,5]	711,785
	TSB Banking Group PLC
GBP 2,000,000	5.750% (3 Month LIBOR GBP + 3.430%), 5/6/26 [1,5]	2,452,144

	UBS AG
6,000,000	7.625%, 8/17/22	6,182,940
	UniCredit SpA
600,000	7.830%, 12/4/23 [2]	641,542
EUR 5,400,000	2.352% (3 Month EURIBOR + 2.750%), 5/3/25 [1]	5,728,127
EUR 6,000,000	4.375% (5 Year Swap Rate EUR + 4.316%), 1/3/27 [1,5]	6,375,670
	Virgin Money UK PLC
GBP 2,389,000	5.000% (5 Year Swap Rate GBP + 3.516%), 2/9/26 [1,5]	2,906,847
GBP 2,000,000	7.875% (5 Year UK GILT + 7.128%), 12/14/28 [1,5]	2,516,740
	Volksbank Wien AG
EUR 4,600,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,5]	4,967,452
		97,518,153
Building Materials: 0.9%
	Cemex SAB de CV
2,000,000	6.125%, 5/5/25	1,787,490
	James Hardie International Finance DAC
200,000	4.750%, 1/15/25 [2]	190,251
EUR 1,880,000	3.625%, 10/1/26	1,863,475
922,000	5.000%, 1/15/28 [2]	879,166
		4,720,382
Cable/Satellite TV: 1.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,000,000	4.464%, 7/23/22	4,154,076
	United Group BV
EUR 2,000,000	4.125% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	1,858,511
		6,012,587
Capital Goods: 2.1%
	CNH Industrial Capital LLC
550,000	4.375%, 4/5/22	541,171
	CNH Industrial NV
3,000,000	4.500%, 8/15/23	3,145,728
	Fortune Star BVI Ltd
EUR 550,000	4.350%, 5/6/23	544,120
	Platin 1426 GmbH
EUR 1,800,000	5.375%, 6/15/23	1,550,757
	Westinghouse Air Brake Technologies Corp
1,425,000	4.400%, 3/15/24	1,418,262
	Xingtao Assets Ltd
EUR 3,000,000	3.300%, 10/9/22	3,242,540
		10,442,578
Chemicals: 3.2%
	Bluestar Finance Holdings Ltd
4,000,000	3.375%, 7/16/24	3,943,185
	CF Industries Inc
1,500,000	3.400%, 12/1/21 [2]	1,475,729
	CNAC HK Finbridge Co Ltd
EUR 200,000	1.750%, 6/14/22	216,435
	CNRC Capital Ltd
EUR 2,700,000	1.871%, 12/7/21	2,992,682

	Syngenta Finance NV
3,552,000	3.933%, 4/23/21 [2]	3,348,146
2,920,000	4.441%, 4/24/23 [2]	2,754,219
	UPL Corp Ltd
1,302,000	3.250%, 10/13/21	1,204,519
		15,934,915
Consumer-Products: 0.5%
	Newell Brands Inc
2,768,000	4.100%, 4/1/23	2,812,750

Containers: 0.4%
	Mauser Packaging Solutions Holding Co
1,700,000	5.500%, 4/15/24 [2]	1,576,699
	Trivium Packaging Finance BV
EUR 500,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	482,464
		2,059,163
Diversified Financial Services: 11.1%
	Aircastle Ltd
975,000	5.500%, 2/15/22	888,487
1,200,000	4.400%, 9/25/23	1,149,579
897,000	4.125%, 5/1/24	788,443
	AnaCap Financial Europe SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,620,854
	Arrow Global Finance PLC
GBP 900,000	5.125%, 9/15/24	972,886
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23 [2]	605,970
	Azimut Holding SpA
EUR 3,000,000	2.000%, 3/28/22	3,234,585
	Bracken MidCo1 PLC
GBP 900,000	8.875% Cash or 11.000% PIK, 10/15/23	895,022
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/23	554,077
	CCTI 2017 Ltd
1,705,000	3.625%, 8/8/22	1,723,667
	China Great Wall International Holdings III Ltd
3,000,000	2.750%, 8/31/20	3,007,440
	DAE Funding LLC
625,000	4.500%, 8/1/22 [2]	584,362
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,500,040
	Garfunkelux Holdco 3 SA
GBP 2,300,000	8.500%, 11/1/22	1,999,776
EUR 5,000,000	3.500% (3 Month EURIBOR + 3.500%), 9/1/23 [1]	3,885,078
	Hoist Finance AB
EUR 3,000,000	2.750%, 4/3/23	3,263,141
	Huarong Finance 2017 Co Ltd
2,000,000	2.892% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,997,490
	Huarong Finance 2019 Co Ltd
1,655,000	2.500%, 2/24/23	1,601,508
520,000	2.808% (3 Month LIBOR USD + 1.125%), 2/24/23	514,782
	Huarong Universe Investment Holding Ltd
EUR 2,500,000	1.625%, 12/5/22	2,610,453

	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,050,000	6.250%, 2/1/22	1,058,232
	ICBCIL Finance Co Ltd
1,000,000	2.792% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	1,007,835
	International Lease Finance Corp
3,500,000	8.625%, 1/15/22	3,488,845
	Intrum AB
EUR 1,019,000	2.750%, 7/15/22	955,221
	IS Hong Kong Investment Ltd
1,000,000	2.900%, 12/30/22	1,037,750
	Jerrold Finco PLC
GBP 1,500,000	6.125%, 1/15/24	1,602,305
GBP 1,075,000	4.875%, 1/15/26	1,164,342
	LHC3 PLC
EUR 1,700,000	4.125% Cash or 9.000% PIK, 8/15/24	1,580,044
	Lincoln Financing SARL
EUR 2,500,000	3.625%, 4/1/24	2,300,516
EUR 300,000	3.875% (3 Month EURIBOR + 3.875%), 4/1/24 [1]	261,786
	Mulhacen Pte Ltd
EUR 1,975,000	6.500% Cash or 7.000% PIK, 8/1/23 [1]	914,856
	Park Aerospace Holdings Ltd
2,000,000	4.500%, 3/15/23 [2]	1,738,350
	REC Ltd
600,000	3.068%, 12/18/20	598,881
800,000	5.250%, 11/13/23	789,225
	SIHC International Capital Ltd
1,000,000	3.950%, 9/26/21	1,033,260
	SoftBank Group Corp
EUR 1,000,000	4.000%, 4/20/23	1,024,758
	ZGC International Investment Ltd
2,080,000	2.875%, 2/3/23	2,141,862
		56,095,708
Diversified Media: 1.3%
	Inter Media and Communication SpA
EUR 1,834,992	4.875%, 12/31/22	1,826,888
	ProSiebenSat.1 Media SE
EUR 1,000,000	2.625%, 4/15/21	1,095,130
	Walt Disney Co
3,625,000	1.650%, 9/1/22	3,648,789
		6,570,807
Energy: 8.4%
	Antero Resources Corp
1,500,000	5.375%, 11/1/21	1,099,440
1,500,000	5.125%, 12/1/22	788,010
4,100,000	5.625%, 6/1/23	1,670,750
	CITGO Petroleum Corp
1,075,000	6.250%, 8/15/22 [2]	975,540
	Concho Resources Inc
7,335,000	4.375%, 1/15/25	6,148,809
	Delek & Avner Tamar Bond Ltd
1,135,000	5.082%, 12/30/23 [2]	1,113,198
563,000	5.412%, 12/30/25 [2]	539,070

	Diamondback Energy Inc
3,054,000	5.375%, 5/31/25	2,258,814
	Energy Transfer Operating LP
3,000,000	3.600%, 2/1/23	2,670,678
1,200,000	4.250%, 3/15/23	1,088,796
	EP Infrastructure AS
EUR 2,375,000	1.659%, 4/26/24	2,584,939
	MPLX LP
8,388,000	5.250%, 1/15/25 [2]	7,203,011
	Petroleos Mexicanos
EUR 3,300,000	2.500%, 8/21/21	3,233,129
EUR 700,000	1.875%, 4/21/22	657,002
GBP 1,962,000	8.250%, 6/2/22	2,235,942
	Sabine Pass Liquefaction LLC
3,000,000	6.250%, 3/15/22	2,912,400
1,789,000	5.750%, 5/15/24	1,659,496
	Sunoco Logistics Partners Operations LP
2,541,000	4.250%, 4/1/24	2,245,588
	Western Midstream Operating LP
2,400,000	3.100%, 2/1/25	1,227,050
		42,311,662
Food & Drug Retail: 0.4%
	Casino Guichard Perrachon SA
EUR 1,500,000	5.976%, 5/26/21	1,629,628
	Co-Operative Group Ltd
GBP 490,000	5.125%, 5/17/24	602,005
		2,231,633
Food/Beverage/Tobacco: 1.1%
	General Mills Inc
1,575,000	2.846% (3 Month LIBOR USD + 1.010%), 10/17/23 [1]	1,523,473
	Kraft Heinz Foods Co
2,256,000	4.875%, 2/15/25 [2]	2,261,356
	Smithfield Foods Inc
1,000,000	2.650%, 10/3/21 [2]	900,217
900,000	3.350%, 2/1/22 [2]	876,700
		5,561,746
Gaming: 0.3%
	Cirsa Finance International SARL
EUR 325,000	6.250%, 12/20/23	241,499
	International Game Technology PLC
EUR 1,500,000	3.500%, 6/15/26	1,269,052
		1,510,551
Healthcare: 1.0%
	GN Store Nord A/S
EUR 760,000	0.750%, 12/6/23	807,623
	HCA Inc
2,050,000	4.750%, 5/1/23	2,102,916
	MPT Operating Partnership LP / MPT Finance Corp
EUR 1,500,000	4.000%, 8/19/22	1,689,132
	Rossini SARL
EUR 350,000	3.875% (3 Month EURIBOR + 3.875%), 10/30/25 [1]	339,546
		4,939,217

Homebuilders/Real Estate: 5.9%
	Atrium European Real Estate Ltd
EUR 500,000	3.625%, 10/17/22	565,668
	Blackstone Property Partners Europe Holdings SARL
EUR 2,000,000	0.500%, 9/12/23	2,119,839
	CPI Property Group SA
3,850,000	4.750%, 3/8/23	4,009,775
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 3,000,000	1.875%, 10/15/24	2,869,862
	Equinix Inc
EUR 4,705,000	2.875%, 2/1/26	5,022,924
2,250,000	5.375%, 5/15/27	2,237,512
	Globalworth Real Estate Investments Ltd
EUR 2,000,000	2.875%, 6/20/22	2,231,655
	Kennedy Wilson Europe Real Estate Ltd
GBP 875,000	3.950%, 6/30/22	1,098,545
	MPT Operating Partnership LP / MPT Finance Corp
GBP 910,000	2.550%, 12/5/23	1,106,381
	NE Property BV
EUR 2,150,000	2.625%, 5/22/23	2,262,567
EUR 3,500,000	1.750%, 11/23/24	3,542,442
	Vivion Investments SARL
EUR 3,000,000	3.000%, 8/8/24	2,636,506
		29,703,676
Insurance: 0.4%
	Galaxy Bidco Ltd
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 7/31/26 [1]	2,078,968

Leisure: 0.3%
	CPUK Finance Ltd
GBP 1,564,000	4.250%, 8/28/22	1,589,515

Metals/Mining: 1.4%
	Glencore Finance Europe Ltd
EUR 2,000,000	1.875%, 9/13/23	2,067,346
	Glencore Funding LLC
4,000,000	4.625%, 4/29/24	3,670,726
	Gold Fields Orogen Holdings BVI Ltd
1,360,000	5.125%, 5/15/24	1,290,293
		7,028,365
Quasi & Foreign Government: 2.4%
	Chengdu Xingcheng Investment Group Co Ltd
EUR 5,300,000	2.500%, 3/20/21	5,773,072
	Gansu Provincial Highway Aviation Tourism Investment Group Co Ltd
EUR 5,750,000	1.875%, 12/7/20	6,359,315
		12,132,387
Railroads: 0.3%
	Getlink SE
EUR 1,550,000	3.625%, 10/1/23	1,564,068

Services: 0.3%
	RAC Bond Co PLC
GBP 1,425,000	5.000%, 11/6/22	1,430,403

Steel: 0.5%
	Evraz PLC
700,000	8.250%, 1/28/21	723,590
1,000,000	5.250%, 4/2/24	1,016,495
	Vallourec SA
EUR 400,000	6.625%, 10/15/22	251,995
EUR 1,075,000	6.375%, 10/15/23	655,410
		2,647,490
Super Retail: 1.1%
	AA Bond Co Ltd
GBP 4,207,000	2.875%, 1/31/22	4,948,708
GBP 300,000	2.750%, 7/31/23	336,805
	Tendam Brands SAU
EUR 600,000	5.250% (3 Month EURIBOR + 5.250%), 9/15/24 [1]	448,775
		5,734,288
Technology: 3.0%
	Broadcom Corp / Broadcom Cayman Finance Ltd
3,497,000	3.000%, 1/15/22	3,460,759
	Broadcom Inc
1,963,000	4.250%, 4/15/26 [2]	1,933,905
	Dell International LLC / EMC Corp
1,300,000	5.450%, 6/15/23 [2]	1,337,619
792,000	4.900%, 10/1/26 [2]	781,194
	Microchip Technology Inc
2,000,000	3.922%, 6/1/21	1,950,402
2,000,000	4.333%, 6/1/23	1,996,516
	NXP BV / NXP Funding LLC
2,550,000	4.125%, 6/1/21 [2]	2,575,102
	Quadient
EUR 1,000,000	2.250%, 2/3/25	1,007,905
		15,043,402
Telecommunications: 2.9%
	Altice France SA
EUR 2,000,000	2.500%, 1/15/25	2,062,424
	Arqiva Broadcast Finance PLC
GBP 1,000,000	6.750%, 9/30/23	1,251,173
	Bharti Airtel International Netherlands BV
EUR 600,000	3.375%, 5/20/21	670,916
1,000,000	5.125%, 3/11/23	985,327
	Iliad SA
EUR 1,400,000	0.625%, 11/25/21	1,522,287
	PPF Telecom Group BV
EUR 3,500,000	2.125%, 1/31/25	3,609,918
	TalkTalk Telecom Group PLC
GBP 1,650,000	3.875%, 2/20/25	1,862,959
	Telecom Italia SpA
EUR 2,500,000	4.000%, 4/11/24	2,757,420
		14,722,424

Transportation Excluding Air/Rail: 1.0%
	Firstgroup PLC
GBP 2,563,000	8.750%, 4/8/21	3,311,496
	Naviera Armas SA
EUR 200,000	6.500% (3 Month EURIBOR + 6.500%), 7/31/23 [1]	82,718
EUR 1,075,000	4.250% (3 Month EURIBOR + 4.250%), 11/15/24 [1]	439,271
	Rail Transit International Development Co Ltd
EUR 1,000,000	1.625%, 6/22/22	1,117,267
		4,950,752
Utilities: 2.6%
	Beijing Gas Singapore Capital Corp
3,200,000	2.750%, 5/31/22	3,246,238
	Enel Finance International NV
3,640,000	2.875%, 5/25/22 [2]	3,524,511
	Talent Yield European Ltd
EUR 1,000,000	1.300%, 4/21/22	1,110,508
	Vena Energy Capital Pte Ltd
5,450,000	3.133%, 2/26/25	5,351,396
		13,232,653
TOTAL CORPORATE BONDS
(Cost $455,132,550)		406,393,243

COLLATERALIZED LOAN OBLIGATIONS: 0.8%
	Carlyle Global Market Strategies Euro CLO 2015-1 Ltd
EUR 2,000,000	0.960% (3 Month EURIBOR + 0.960%), 1/16/33 [1,3]	2,037,739
	Madison Park Euro Funding VIII DAC
EUR 1,000,000	0.950% (3 Month EURIBOR + 0.950%), 4/15/32 [1,3]	1,018,704
	Penta CLO 7 DAC
EUR 1,000,000	0.950% (3 Month EURIBOR + 0.950%), 1/25/33 [1,3]	1,011,691
		4,068,134
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $4,413,144)		4,068,134

CONVERTIBLE BONDS: 0.7%
Banking: 0.5%
	Nykredit Realkredit A/S
EUR 2,249,000	4.000% (5 Year Swap Rate EUR + 2.850%), 6/3/36 [1,5]	2,452,144

Telecommunications: 0.2%
	Telecom Italia SpA
EUR 1,000,000	1.125%, 3/26/22	1,041,579

TOTAL CONVERTIBLE BONDS
(Cost $3,719,501)		3,493,723

Shares
AFFILIATED MUTUAL FUNDS: 1.2%
700,000	Muzinich High Income Floating Rate Fund - Institutional Class	6,097,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)		6,097,000

Principal Amount†
BANK LOANS: 5.9%
Chemicals: 0.4%
	Flint Group 1L
EUR 1,438,604	3.750%, (3 Month EURIBOR + 3.000%), 9/7/21 [1,4]	1,155,279
	Perstorp Holding (EUR)
EUR 1,000,000	4.750%, (6 Month EURIBOR + 4.750%), 2/26/26 [1,4]	752,178
		1,907,457
Gaming: 0.2%
	Gamesys Group GBP
GBP 1,050,000	5.768%, (1 Month LIBOR + 4.750%), 12/6/24 [1,4]	1,219,429

Healthcare: 1.0%
	HRA Term Loan
EUR 1,500,000	3.500%, (3 Month EURIBOR + 3.500%), 9/20/24 [1,4]	1,447,557
	Nemera B
EUR 2,000,000	4.000%, (3 Month EURIBOR + 4.000%), 1/22/26 [1,4]	1,786,699
	Rodenstock B EUR
EUR 2,000,000	5.250%, (3 Month EURIBOR + 5.250%), 6/15/26 [1,4]	1,764,641
		4,998,897
Insurance: 0.2%
	Andromeda B3
EUR 888,756	4.750%, (6 Month EURIBOR + 4.250%), 6/13/26 [1,4]	916,496

Leisure: 0.5%
	Park Resorts B GBP
GBP 936,483	4.886%, (1 Month PIBOR + 4.250%), 3/3/24 [1,4]	979,998
	Silk Bidco B (Hurtigruten)
EUR 2,000,000	3.500%, (6 Month EURIBOR + 3.750%), 2/22/25 [1,4]	1,488,916
		2,468,914
Services: 2.0%
	Assystem New B
EUR 3,000,000	4.250%, (6 Month EURIBOR + 4.250%), 9/28/24 [1,4]	2,751,748
	Fugue Finance (Nord Anglia)
EUR 2,000,000	3.250%, (3 Month EURIBOR + 3.250%), 9/1/24 [1,4]	1,867,575
	Global University Systems B (Markermeer) (1/20)
EUR 3,000,000	3.500%, (1 Month EURIBOR + 3.500%), 1/31/27 [1,4]	2,823,431
	Summer (BC) Holdco (Kantar)
EUR 3,000,000	5.000%, (6 Month EURIBOR + 5.000%), 12/4/26 [1,4]	2,759,457
		10,202,211
Super Retail: 0.6%
	L1R HB Finance (Holland & Barrett)
GBP 4,015,319	5.923%, (3 Month LIBOR + 5.250%), 8/31/24 [1,4]	3,117,135

Technology: 0.6%
	Itiviti Group (EUR)
EUR 1,000,000	4.500%, (3 Month EURIBOR + 4.500%), 3/13/25 [1,4]	898,864
	Paysafe B2 (PI UK HoldCo II)
EUR 2,000,000	3.250%, (6 Month EURIBOR + 3.000%), 1/1/25 [1,4]	2,007,279
		2,906,143
Telecommunications: 0.4%
	EUNetworks B (Stonepeak Spear)
EUR 2,000,000	3.500%, ( 1 Month EURIBOR + 3.500%), 1/11/25 [1,4]	1,874,931

TOTAL BANK LOANS
(Cost $38,047,246)	29,611,613

TOTAL INVESTMENTS IN SECURITIES: 88.9%
(Cost $508,312,441)	449,663,713
Other Assets in Excess of Liabilities: 11.1%	55,950,906
TOTAL NET ASSETS: 100.0%	$505,614,619

† In USD unless otherwise indicated.
CMT - United States Constant Maturity Treasury Note
EUR - Euro
EURIBOR - Euro Interbank Offered Rate
GBP - Great Britian Pound
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
PIBOR - Paris Interbank Offered Rate
PIK - Payment-in-Kind - represents the security may pay interest in additional par.
UK GILT - United Kingdom Government Issued Long Term Stock
USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2020 the value of these securities amounted to $43,046,863 or 8.5% of net assets.

[3]	Perpetual call date security. Date shown is next call date.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2020 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

							Unrealized
Settlement		Currency	U.S. Dollar Value at		Currency	U.S. Dollar Value at	Appreciation
Date		to be Delivered	March 31, 2020		to be Received	March 31, 2020	(Depreciation)
4/27/20	EUR	201,000,000	$221,926,086		$224,554,660	$224,554,660	$2,628,574
6/17/20	EUR	165,000,000	182,526,970		183,856,200	183,856,200	1,329,230
4/27/20	GBP	55,500,000	68,979,269		72,548,495	72,548,495	3,569,226
4/27/20		$24,197,745	24,197,745	GBP	19,000,000	23,614,525	(583,220)
4/27/20		$180,224,843	180,224,843	EUR	160,000,000	176,657,581	(3,567,262)
			$677,854,913			$681,231,461	$3,376,548

Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and derivative positions as of March 31, 2020.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$406,393,243	$–	$406,393,243
Collateralized Loan Obligations		4,068,134	–	4,068,134
Convertible Bonds[1]	–	3,493,723	–	3,493,723
Affiliated Mutual Funds	6,097,000	–	–	6,097,000
Bank Loans[1]	–	29,611,613	–	29,611,613
Total Assets	$6,097,000	$443,566,713	$–	$449,663,713
Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$–	$3,376,548	$–	$3,376,548

[1] See the Schedule of Investments for the industry breakout.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.